Financial Instruments - Summary of Accounting Classification and Fair Values (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	$ 584	$ 854
Financial assets FVOCI	176	45
Financial assets amortized cost	5,928	6,159
Financial assets	6,688	7,058
Financial assets measured at fair value	977	1,280
Financial liabilities FVTPL	(9)	(11)
Financial liabilities FVOCI	(117)	(118)
Financial liabilities at amortized cost	(1,765)	(1,931)
Financial liabilities	(1,891)	(2,060)
Financial liabilities measured at fair value	(126)	(129)
Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	383	608
Financial assets FVOCI	176	45
Financial assets amortized cost	217	381
Financial assets	776	1,034
Financial assets measured at fair value	776	1,034
Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	188	241
Financial assets FVOCI	0	0
Financial assets amortized cost	0	0
Financial assets	188	241
Financial assets measured at fair value	188	241
Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets FVOCI	0	0
Financial assets amortized cost	2,414	1,818
Financial assets	2,414	1,818
Financial assets measured at fair value	0	0
Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets FVOCI	0	0
Financial assets amortized cost	202	196
Financial assets	202	196
Financial assets measured at fair value	0	0
Loan receivables in the financial services segment [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets FVOCI	0	0
Financial assets amortized cost	398	326
Financial assets	398	326
Financial assets measured at fair value	0	0
Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	13	5
Financial assets FVOCI	0	0
Financial assets amortized cost	250	300
Financial assets	263	305
Financial assets measured at fair value	13	5
Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets FVOCI	0	0
Financial assets amortized cost	2,447	3,138
Financial assets	2,447	3,138
Financial assets measured at fair value	0	0
Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities FVTPL		0
Financial liabilities FVOCI		0
Financial liabilities at amortized cost		(476)
Financial liabilities		(476)
Financial liabilities measured at fair value		0
Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities FVTPL	0	0
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	(146)	(155)
Financial liabilities	(146)	(155)
Financial liabilities measured at fair value	0	0
Lease liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities FVTPL	0	0
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	(149)	(162)
Financial liabilities	(149)	(162)
Financial liabilities measured at fair value	0	0
Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities FVTPL	(4)	(6)
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	0	0
Financial liabilities	(4)	(6)
Financial liabilities measured at fair value	(4)	(6)
Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities FVTPL	(5)	(5)
Financial liabilities FVOCI	(117)	(118)
Financial liabilities at amortized cost	(740)	(764)
Financial liabilities	(862)	(887)
Financial liabilities measured at fair value	(122)	(123)
Deposits from Customers in the Banking Business [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities FVTPL	0	0
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	(730)	(374)
Financial liabilities	(730)	(374)
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	748	992
Financial liabilities measured at fair value	(4)	(6)
Level 1 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	680	883
Level 1 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	68	109
Level 1 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Loan receivables in the financial services segment [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value		0
Level 1 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Lease liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(4)	(6)
Level 1 of fair value hierarchy [member] | Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Deposits from Customers in the Banking Business [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	21	67
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	8	62
Level 2 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Loan receivables in the financial services segment [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	13	5
Level 2 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value		0
Level 2 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Lease liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Deposits from Customers in the Banking Business [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	208	221
Financial liabilities measured at fair value	(122)	(123)
Level 3 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	88	89
Level 3 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	120	132
Level 3 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Loan receivables in the financial services segment [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value		0
Level 3 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Lease liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(122)	(123)
Level 3 of fair value hierarchy [member] | Deposits from Customers in the Banking Business [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	$ 0	$ 0